Summary of Significant Accounting Policies (Narrative) (Details)		3 Months Ended									12 Months Ended
	Oct. 25, 2019 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2019 USD ($)
Related Party Transaction [Line Items]
Allowance for doubtful accounts		$ 0	$ 0			$ 0	$ 0				$ 0	$ 0
Write-offs		0				0					0	0	$ 0
Capitalized software, net		3,100,000	2,400,000				1,300,000				2,400,000	1,300,000
Capitalized software, accumulated amortization			5,300,000			5,500,000	5,000,000.0				5,300,000	5,000,000.0
Capitalized software, amortization expense		200,000				200,000					800,000	500,000	600,000
Long-lived assets, impairment charges											$ 0	0	0
Operating segments | segment											1
Reportable segments | segment											1
Revenue		238,000	529,000	$ 832,000	$ 638,000	1,782,000	1,287,000	$ 386,000	$ 669,000	$ 507,000	$ 3,781,000	2,849,000	1,754,000
Unbilled receivables			0								0			$ 200,000
Contract assets			0								0
Deferred revenue		0	$ 0								0
Maximum amount of cash award											$ 30,000,000.0
Cash award, target date milestone, vesting percentage											50.00%
Cash award, one year anniversary milestone, vesting percentage											50.00%
Cash award, expiration period after defined target date											6 months
Cash award, reduction of milestone award after defined target date											0.5
Milestone percentage, received by each participant			100.00%								100.00%
Cash award, compensation expense	$ 9,900,000
Cash incentive plan, accrual		$ 0	$ 0				$ 0				$ 0	$ 0
Customer Concentration Risk | One Customer | Revenue
Related Party Transaction [Line Items]
Concentration risk, percentage		100.00%
Customer Concentration Risk | One Customer | Accounts Receivable
Related Party Transaction [Line Items]
Concentration risk, percentage		15.00%
Customer Concentration Risk | Two Customers | Revenue
Related Party Transaction [Line Items]
Concentration risk, percentage											100.00%
Customer Concentration Risk | Two Customers | Accounts Receivable
Related Party Transaction [Line Items]
Concentration risk, percentage											42.00%
Deferred bonus
Related Party Transaction [Line Items]
Days to receive bonus pool allocation												60 days
Stock option
Related Party Transaction [Line Items]
Vesting period											4 years
Expiration period											10 years
Restricted stock units
Related Party Transaction [Line Items]
Vesting period											4 years
Spaceflight operations
Related Party Transaction [Line Items]
Revenue		$ 0				800,000					$ 800,000	$ 800,000	0
Engineering services
Related Party Transaction [Line Items]
Revenue		200,000				800,000					2,800,000	1,200,000	1,000,000.0
Sponsorship revenue
Related Party Transaction [Line Items]
Revenue		$ 0				$ 200,000					$ 200,000	$ 800,000	$ 800,000
Capitalized software
Related Party Transaction [Line Items]
Useful life											3 years